SEGMENT INFORMATION (Net Sales and Long Lived Assets by Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Net sales	$ 17,610,092	$ 16,414,466	$ 16,090,744
Non-current assets	8,633,735	7,206,296	7,333,834
Impairment charge (note 4 (f))	42,316	99,000	0
Mexico
Disclosure of geographical areas [line items]
Net sales	9,419,873	8,949,104	8,990,868
Non-current assets	4,965,628	4,769,161	4,789,273
Southern region
Disclosure of geographical areas [line items]
Net sales	3,588,651	3,853,390	3,377,596
Non-current assets	878,642	859,351	861,149
Other markets
Disclosure of geographical areas [line items]
Net sales	2,082,804	2,868,259	2,599,762
Non-current assets	315,287	312,771	310,035
Brazil
Disclosure of geographical areas [line items]
Net sales	2,518,764	743,713	1,122,518
Non-current assets	$ 2,474,178	1,265,013	$ 1,373,377
Brazil | Subsidiaries
Disclosure of geographical areas [line items]
Impairment charge (note 4 (f))		$ 99,000